Financial risk management (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)
Financial Risk Management [Line Items]
Uncommitted lines of credit	₨ 49,109	₨ 50,904
Working capital	134,409	119,720
Financial Asset Available for Sale	35,912	33,186
Cash and cash equivalents	15,368	14,654		$ 164
Increase In Hedging Reserve Sensitivity Analysis	4,059	6,053	₨ 7,041
Decrease In Hedging Reserve Sensitivity Analysis	3,688	6,184	7,269
Increase In Profit From Contracts Sensitivity analysis	7,294	5,927	2,203
Decrease In Profit From Contracts Sensitivity Analysis	7,192	5,927	₨ 2,315
Borrowings	₨ 18,206	8,721
Percentage Of Depreciation Or Appreciation In Exchange Rate Used For Sensitivity Analysis	10.00%
Expected increase or decrease in the net profit from fluctuation in Exchange Rate by 10%	₨ 3,163	3,742
Percentage Of Increase Or Decrease In Floating Interest Rate Used For Sensitivity Analysis	10.00%
Expected increase or decrease in the net profit from floating interest rate fluctuation by 10%	₨ 347	271
Percentage decrease increase in exchange rates of each of the currencies underlying derivative contracts used for sensitivity analysis	10.00%
Investments other than investments accounted for using equity method	₨ 83,141	53,645
Term Deposits with Banks and Bonds [Member]
Financial Risk Management [Line Items]
Investments other than investments accounted for using equity method	36,534	9,948
Cash flow hedges [member]
Financial Risk Management [Line Items]
Borrowings	0	0
Floating interest rate [member] | Loan one [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 41,500	₨ 22,000
Borrowings, interest rate basis	T-bill + 35bps to 55 bps	T-bill + 35 bps to 70 bps
Floating interest rate [member] | Loan two [Member]
Financial Risk Management [Line Items]
Borrowings		₨ 3,800
Borrowings, interest rate basis		3 Month T-bill + 84 bps
Floating interest rate [member] | Loan three [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 12,690	₨ 10,856
Borrowings, interest rate basis	REPO rate + 75bps	6 Months SOFR + 10 bps to 65 bps
Floating interest rate [member] | Loan Four [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 3,799	₨ 1,274
Borrowings, interest rate basis	3 Months T-bill + 84 bps	Key rate + 4.7% to 5.9
Floating interest rate [member] | Loan Five [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 1,423	₨ 2,217
Borrowings, interest rate basis	Key rate + 3.48% to 3.98%	TIIE + 1.35%
Floating interest rate [member] | Loan Six [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 2,795	₨ 595
Borrowings, interest rate basis	TIIE + 1.35%	CDI + 1.55%
Floating interest rate [member] | Loan Seven [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 727
Borrowings, interest rate basis	CDI + 1.55%
Unutilized credit limits [Member]
Financial Risk Management [Line Items]
Uncommitted lines of credit	₨ 49,109	₨ 50,904